Condensed Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 171,089	$ 93,857
Accounts receivable	13,291	16,752
Inventories, net	2,641	758
Deferred fulfillment costs (see Note 8 for related party transactions)	7,689	3,461
Prepaid expenses	5,138	804
Other current assets	5,078	132
Total current assets	204,926	115,764
Property and equipment – net	10,874	9,403
Restricted cash	862	1,121
Other non-current assets	22	101
Total assets	216,684	126,389
Current liabilities:
Accounts payable	6,766	1,681
Accrued expenses	15,659	7,771
Contract liabilities (see Note 8 for related party transactions)	19,216	22,331
Other current liabilities	146	182
Total current liabilities	41,787	31,965
Share-based compensation liability	15,435	3,047
Warrant liability	13,277	0
Other non-current liabilities	1,954	2,057
Total liabilities	72,453	37,069
Commitments and contingencies (Note 15)
Mezzanine equity:
Redeemable convertible preferred stock – $0.0001 par value; 188,353,093 shares authorized and nil shares issued, and outstanding as of December 31, 2021; and 188,353,093 shares authorized, 165,744,062 shares issued and outstanding as of December 31, 2020; aggregate liquidation preference of $239,447 as of December 31, 2020 (Note 9)	0	223,442
Stockholders' equity (deficit):
Common stock – Class A shares, $0.0001 par value; 385,000,000 and 261,657,617 shares authorized, 225,428,187 and 28,292,106 shares issued, and 225,428,187 and 21,288,845 outstanding as of December 31, 2021 and December 31, 2020, respectively; Class C shares, par value $0.0001, 5,750,000 and nil shares issued and outstanding as of December 31 2021 and December 30, 2020, respectively	24	3
Additional paid-in capital	449,307	17,578
Accumulated deficit	(305,084)	(151,704)
Accumulated other comprehensive (loss) income	(16)	1
Total stockholders' equity (deficit)	144,231	(134,122)
Total liabilities, mezzanine equity, and stockholders' equity (deficit)	$ 216,684	$ 126,389